Accounts payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounts payable
11	Accounts payable

	12/31/2021	12/31/2020

Dividends payable (i)	6,833	123,191
Treasury shares acquired (ii)	1,874	—
Rent payable – prior month expense	1,887	1,673
Other payables	83	964

	10,677	125,828

Current	10,677	125,795
Non-current	—	33

(i) On November 30, 2020, the partners approved a distribution of dividends in the amount of R$ 133,194, based on the available retained earnings and results for the accumulated period as a base or balance until the available data. As of December 31, 2020, the amount of R$ 37,426 was paid, with the outstanding balance of R$ 95,768 remaining on December 31, 2020. During the year of 2021 the outstanding balance was settled by Vinci.
On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled an additional provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 were paid, remaining outstanding the amount of R$ 4,363.
(ii) As informed in Note 14(f), on May 6, 2021, Vinci started its share repurchase program. The shares repurchased were totally settled on January 5, 2022.